Segment information (Details) $ in Millions	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)		Jun. 30, 2016 USD ($)		Mar. 31, 2016 USD ($)		Jun. 30, 2016 USD ($)		Sep. 30, 2016 USD ($)		Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment											3
Revenues	$ 743	[1]	$ 868	[1]	$ 891	[1]	$ 1,759	[1]	$ 2,502	[1]	$ 3,169	$ 4,335	[1]	$ 4,997
Depreciation and amortization	194	[1]	193	[1]	200	[1],[2]	393	[1]	587	[1]	810	779	[1],[2]	693
Operating Income - net income [Abstract]
Operating income	247	[1]	364	[1]	328	[1]	692	[1]	939	[1]	1,026	1,019	[1]	2,279
Unallocated items:
Total financial items and other	(852)	[1]	(41)	[1]	(95)	[1]	(136)	[1]	(988)		(982)	(1,446)	[1]	1,827
Income tax expense	(49)	[1]	(56)	[1]	(84)	[1]	(140)	[1]	(189)	[1]	(199)	(208)	[1]	(19)
Net (loss)/income	(654)	[1]	267	[1]	149	[1],[2],[3]	416	[1]	(238)	[1]	(155)	(635)	[1],[2],[3]	4,087
Book value on disposal											15,807	16,409
Assets held for sale											128	128
Investments in Associated companies	2,023	[4]	2,669	[4]	2,593	[4]	2,669	[4]	2,023	[4]	2,168	2,592	[4]
Marketable securities											110	291
Cash and restricted cash											1,443	1,292
Other assets											2,010	2,727
Total assets	$ 22,052	[4]	$ 23,029	[4]	$ 23,075	[4]	$ 23,029	[4]	$ 22,052	[4]	21,666	23,439	[4]
Capital expenditures - fixed assets											227	1,045		3,103
Floaters
Segment Reporting Information [Line Items]
Revenues											2,212	2,906		3,360
Depreciation and amortization											600	570		508
Operating Income - net income [Abstract]
Operating income											759	340		1,992
Unallocated items:
Book value on disposal											11,751	12,189
Capital expenditures - fixed assets											192	950		2,327
Jack-up rigs
Segment Reporting Information [Line Items]
Revenues											865	1,293		1,478
Depreciation and amortization											210	208		185
Operating Income - net income [Abstract]
Operating income											267	664		275
Unallocated items:
Book value on disposal											4,056	4,220
Capital expenditures - fixed assets											35	95		776
Other
Segment Reporting Information [Line Items]
Revenues											92	136		159
Depreciation and amortization											0	1		0
Operating Income - net income [Abstract]
Operating income											$ 0	$ 15		$ 12

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Refer to Note 39 "Restatement of previously issued financial statements"
[4]	Refer to Note 39 "Restatement of previously issued financial statements"